Stockholders’ Deficiency - Accounting allocation of initial proceeds (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2014	Jan. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Net proceeds				$ 2,770,000	$ 2,655,000	$ 2,615,000	$ 1,975,000
Deemed dividend					(2,058,329)	(1,722,474)	$ (376,746)
Series E Convertible Preferred Stock
Net proceeds		$ 750,000	$ 750,000			1,165,000
Derivative warrant liability fair value		(942,279)	(942,279)			(1,189,744)
Derivative additional investment rights fair value						(1,264,683)
Other issuance costs (finders' fee)			(64,000)
Make whole payments liability		(216,000)	(216,000)			(330,750)
Deemed dividend		$ (472,279)	(472,279)			$ (1,620,177)
Series F Convertible Preferred Stock
Net proceeds	$ 2,020,000		2,020,000		2,020,000
Derivative warrant liability fair value			(2,016,064)		(2,016,064)
Derivative additional investment rights fair value			(863,735)		(863,735)
Other issuance costs (finders' fee)			(166,000)
Make whole payments liability			(560,250)		(560,250)
Deemed dividend			$ (1,586,050)		$ (1,586,050)